Selected Statements of Operations Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Income:
Interest income	$ 1,775	$ 1,455	$ 572
Foreign currency exchange gain	338	784	215
Financial income	2,113	2,239	787
Financial expenses:
Bank charges	(16)	(15)	(58)
Foreign currency exchange loss	(925)	(1,088)	(340)
Financial expenses	(941)	(1,103)	(398)
Financial income, net	$ 1,172	$ 1,136	$ 389